Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Components of income before taxes [Line items]
Total	¥ 23,060		¥ (42,271)		¥ 49,051		¥ (6,635)
Other [Member]
Components of income before taxes [Line items]
Net gain (loss) related to economic hedging transactions	964		4,221		(267)		2,716
Realized gain (loss) on investments in equity securities held for operating purposes	613		(183)		(123)		498
Equity in earnings of affiliates	3,346		1,970		4,619		5,445
Corporate items	(7,044)		(8,616)		(420)	[1]	4,002	[1]
Other	9,466	[2]	15,547	[2]	20,520	[2]	22,373	[2]
Total	¥ 7,345		¥ 12,939		¥ 24,329		¥ 35,034

[1]	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
[2]	Includes the impact of Nomura’s own creditworthiness in the financial liabilities and derivative liabilities for which the fair value option was elected.